Liquidity Facilities and Other Financing Arrangements	12 Months Ended
Dec. 31, 2011
Liquidity Facilities and Other Financing Arrangements [Abstract]
Liquidity Facilities and Other Financing Arrangements
Liquidity Facilities and Other Financing Arrangements

As of December 31, 2011 and 2010, PSE had $25.0 million and $247.0 million in short-term debt outstanding, respectively, exclusive of the demand promissory note with Puget Energy.  Outside of the consolidation of PSE’s short-term debt, Puget Energy had no short-term debt outstanding in either year as borrowings under its credit facilities are classified as long-term.  PSE’s weighted-average interest rate on short-term debt, including borrowing rate, commitment fees and the amortization of debt issuance costs, during 2011 and 2010 was 4.39% and 5.11%, respectively.  As of December 31, 2011, PSE and Puget Energy had several committed credit facilities that are described below.

Puget Sound Energy Credit Facilities
PSE maintains three committed unsecured revolving credit facilities that provide, in the aggregate, $1.15 billion in short-term borrowing capability and which mature concurrently in February 2014.  These facilities include a $400.0 million credit agreement for working capital needs, a $400.0 million credit facility for funding capital expenditures and a $350.0 million facility to support energy hedging activities.
PSE’s credit agreements contain usual and customary affirmative and negative covenants that, among other things, place limitations on PSE’s ability to incur additional indebtedness and liens, issue equity, pay dividends, transact with affiliates and make asset dispositions and investments.  The credit agreements also contain financial covenants which include a cash flow interest coverage ratio and, in addition, if PSE has a below investment grade credit rating, a cash flow to net debt outstanding ratio (each as specified in the facilities).  PSE certifies its compliance with such covenants to participating banks each quarter.  As of December 31, 2011, PSE was in compliance with all applicable covenants.
These credit facilities contain similar terms and conditions and are syndicated among numerous committed lenders.  The agreements provide PSE with the ability to borrow at different interest rate options and include variable fee levels.  The credit agreements allow PSE to borrow at the bank’s prime rate or to make floating rate advances at the LIBOR plus a spread that is based upon PSE’s credit rating.  The working capital facility, as amended, includes a swing line feature allowing same day availability on borrowings up to $50.0 million. The $400.0 million working capital facility and $350.0 million credit agreement to support energy hedging allow for issuing standby letters of credit.  PSE must also pay a commitment fee on the unused portion of the credit facilities.  The spreads and the commitment fee depend on PSE’s credit ratings.  As of the date of this report, the spread to the LIBOR is 0.85% and the commitment fee is 0.26%.  The $400.0 million working capital facility also serves as a backstop for PSE’s commercial paper program.
As of December 31, 2011, $25.0 million was drawn and outstanding under PSE’s $400.0 million working capital facility. A $12.5 million letter of credit supporting contracts was outstanding under the facility and there were no amounts outstanding under the commercial paper program. The $400.0 million capital expenditure facility had no amounts drawn and outstanding.  No amounts were drawn or outstanding (including letters of credit) under PSE’s $350.0 million facility supporting energy hedging. Outside of the credit agreements, PSE had a $5.3 million letter of credit in support of a long-term transmission contract.
Demand Promissory Note.  On June 1, 2006, PSE entered into a revolving credit facility with Puget Energy, in the form of a credit agreement and a Demand Promissory Note (Note) pursuant to which PSE may borrow up to $30.0 million from Puget Energy subject to approval by Puget Energy.  Under the terms of the Note, PSE pays interest on the outstanding borrowings based on the lower of the weighted-average interest rates of PSE’s outstanding commercial paper interest rate or PSE’s senior unsecured revolving credit facility.  Absent such borrowings, interest is charged at one-month LIBOR plus 0.25%.  At December 31, 2011, the outstanding balance of the Note was $30.0 million.  The outstanding balance and the related interest under the Note are eliminated by Puget Energy upon consolidation of PSE’s financial statements.

Puget Energy Credit Facilities
At the time of the merger in February 2009, Puget Energy entered into a $1.225 billion five-year term-loan and a $1.0 billion credit facility for funding capital expenditures.  As of December 31, 2011, Puget Energy had fully drawn the five-year term-loan which, after previous repayments, had a remaining outstanding balance of $298.0 million. Also, as of December 31, 2011, Puget Energy had drawn $545.0 million under the $1.0 billion capital expenditure facility.  The term-loan and capital expenditure facility mature in February 2014.  These credit agreements, which in May 2010 were amended to include a provision for the sharing of collateral with note holders, contained usual and customary affirmative and negative covenants similar to those in PSE’s credit facilities.
On February 10, 2012, Puget Energy entered into a $1.0 billion five-year revolving credit facility.  Initial borrowings under this facility were used to repay debt outstanding under Puget Energy’s term loan and capital expenditure facilities and those agreements were terminated.  As a revolving facility, amounts borrowed may be repaid without a reduction in the size of the facility. The revolving credit facility provides Puget Energy the ability to borrow at different interest rate options and includes variable fee levels.  Interest rates may be based on the prime rate or LIBOR, plus a spread based on Puget Energy’s credit ratings.  Puget Energy must pay a commitment fee on the unused portion of the facility.  At the inception of this facility, $864.0 million was outstanding, the spread over LIBOR was 2.0% and the commitment fee was 0.375%.